Intangible assets and goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill
Net balance	R$ 1,347,327	R$ 1,377,232	R$ 1,050,357
Minimum
Intangible assets and goodwill
Average annual amortization rates %	10.00%
Cost
Intangible assets and goodwill
Net balance	R$ 1,612,389	1,699,769
Amortization
Intangible assets and goodwill
Net balance	R$ (265,062)	(185,814)	(118,340)
Impairment
Intangible assets and goodwill
Net balance		R$ (136,723)
Intangible assets under development
Intangible assets and goodwill
Average annual amortization rates %	0.00%	0.00%
Net balance	R$ 47,124	R$ 41,707
Intangible assets under development | Cost
Intangible assets and goodwill
Net balance	47,124	41,707
Intangible assets under development | Amortization
Intangible assets and goodwill
Net balance	R$ 0	0
Intangible assets under development | Impairment
Intangible assets and goodwill
Net balance		R$ 0
Brands and patents
Intangible assets and goodwill
Average annual amortization rates %	20.00%	0.00%
Net balance	R$ 29	R$ 29
Brands and patents | Cost
Intangible assets and goodwill
Net balance	29	29
Brands and patents | Amortization
Intangible assets and goodwill
Net balance	0	0
Brands and patents | Impairment
Intangible assets and goodwill
Net balance		0
Software license
Intangible assets and goodwill
Net balance	R$ 22,132	R$ 4,977
Software license | Minimum
Intangible assets and goodwill
Average annual amortization rates %	20.00%	20.00%
Software license | Maximum
Intangible assets and goodwill
Average annual amortization rates %	50.00%	50.00%
Software license | Cost
Intangible assets and goodwill
Net balance	R$ 32,217	R$ 10,112
Software license | Amortization
Intangible assets and goodwill
Net balance	R$ (10,085)	(5,135)	(3,310)
Software license | Impairment
Intangible assets and goodwill
Net balance		R$ 0
Database
Intangible assets and goodwill
Average annual amortization rates %	10.00%	10.00%
Net balance	R$ 173	R$ 253
Database | Minimum
Intangible assets and goodwill
Average annual amortization rates %	20.00%
Database | Maximum
Intangible assets and goodwill
Average annual amortization rates %	50.00%
Database | Cost
Intangible assets and goodwill
Net balance	R$ 800	800
Database | Amortization
Intangible assets and goodwill
Net balance	R$ (627)	(547)	(467)
Database | Impairment
Intangible assets and goodwill
Net balance		R$ 0
Goodwill
Intangible assets and goodwill
Average annual amortization rates %	0.00%	0.00%
Net balance	R$ 923,439	R$ 923,439
Goodwill | Cost
Intangible assets and goodwill
Net balance	923,439	1,060,162
Goodwill | Amortization
Intangible assets and goodwill
Net balance	R$ 0	0
Goodwill | Impairment
Intangible assets and goodwill
Net balance		R$ (136,723)
Customer portfolio
Intangible assets and goodwill
Average annual amortization rates %	10.00%	10.00%
Net balance	R$ 24,662	R$ 36,481
Customer portfolio | Cost
Intangible assets and goodwill
Net balance	135,848	131,448
Customer portfolio | Amortization
Intangible assets and goodwill
Net balance	R$ (111,186)	(94,967)	(80,103)
Customer portfolio | Impairment
Intangible assets and goodwill
Net balance		R$ 0
Non-compete
Intangible assets and goodwill
Average annual amortization rates %	20.00%	20.00%
Net balance	R$ 743	R$ 1,551
Non-compete | Cost
Intangible assets and goodwill
Net balance	2,697	2,697
Non-compete | Amortization
Intangible assets and goodwill
Net balance	(1,954)	(1,146)	(337)
Non-compete | Impairment
Intangible assets and goodwill
Net balance		0
Platform
Intangible assets and goodwill
Net balance	R$ 329,025	R$ 368,795
Platform | Minimum
Intangible assets and goodwill
Average annual amortization rates %	10.00%	10.00%
Platform | Maximum
Intangible assets and goodwill
Average annual amortization rates %	20.00%	20.00%
Platform | Cost
Intangible assets and goodwill
Net balance	R$ 470,235	R$ 452,814
Platform | Amortization
Intangible assets and goodwill
Net balance	R$ (141,210)	(84,019)	R$ (34,123)
Platform | Impairment
Intangible assets and goodwill
Net balance		R$ 0